Stockholders' Equity (Notes)	12 Months Ended
Dec. 31, 2014
Equity, Class of Treasury Stock [Line Items]
Treasury Stock [Text Block]
11. Stockholders' Equity

On July 21, 2014, the Board of Directors approved a program authorizing the Company to repurchase up to $100.0 million of the Company’s common stock. The authorization was effective August 4, 2014. During 2014, the Company repurchased 3.4 million shares of its common stock under this program at a cost of $100.0 million. All shares repurchased under this program were retired.  This resulted in a reduction of $31.2 million in paid-in capital, and a reduction of $68.8 million in retained earnings.

On January 16, 2015 the Company’s Board of Directors approved a new $100.0 million share repurchase program (see "Note 16. Subsequent Events" for further information).